Operating Segments and Related Disclosures	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Operating Segments and Related Disclosures

Note 12. Operating Segments and Related Disclosures

The Company’s operations are organized into two operating segments based on different products and customer bases: Aerospace and Defense, and Real Estate.

The Company evaluates its operating segments based on several factors, of which the primary financial measure is segment performance. Segment performance represents net sales from continuing operations less applicable costs, expenses and provisions for unusual items relating to the segment operations. Segment performance excludes corporate income and expenses, provisions for unusual items not related to the segment operations, interest expense, interest income, and income taxes.

Customers that represented more than 10% of net sales for the periods presented are as follows:

	Three months ended May 31,		Six months ended May 31,
	2013	2012	2013	2012
Raytheon	42%	37%	43%	36%
Lockheed Martin	31%	32%	31%	30%
United Launch Alliance	12%	*	*	*

*	Less than 10%.

Sales during the three months ended May 31, 2013 directly and indirectly to the U.S. government and its agencies, including sales to the Company’s significant customers discussed above, totaled 95% of net sales. Sales during the six months ended May 31, 2013 directly and indirectly to the U.S. government and its agencies, including sales to the Company’s significant customers discussed above, totaled 96% of net sales. Sales during the three and six months ended May 31, 2012 directly and indirectly to the U.S. government and its agencies, including sales to the Company’s significant customers discussed above, totaled 95% of net sales for both periods. The Standard Missile program, which is included in the U.S. government sales, represented 32% and 23% of net sales for the first half of fiscal 2013 and 2012, respectively.

Selected financial information for each reportable segment is as follows:

	Three months ended May 31,		Six months ended May 31,
	2013	2012	2013	2012
	(In millions)
Net Sales:
Aerospace and Defense	$285.4	$247.7	$527.7	$448.0
Real Estate	1.2	2.2	2.6	3.8

Total Net Sales	$286.6	$249.9	$530.3	$451.8

Segment Performance:
Aerospace and Defense	$36.4	$27.6	$65.6	$52.5
Environmental remediation provision adjustments	(1.2)	(2.3)	(0.6)	(2.8)
Retirement benefit plan expense	(10.8)	(4.7)	(21.5)	(9.4)
Unusual items (see Note 13)	(1.7)	(0.2)	(1.6)	(0.4)

Aerospace and Defense Total	22.7	20.4	41.9	39.9
Real Estate	1.0	0.9	2.0	2.0

Total Segment Performance	$23.7	$21.3	$43.9	$41.9

Reconciliation of segment performance to (loss) income from continuing operations before income taxes:
Segment performance	$23.7	$21.3	$43.9	$41.9
Interest expense	(12.6)	(5.8)	(23.8)	(11.8)
Interest income	0.1	0.1	0.2	0.3
Stock-based compensation expense	(3.1)	(1.3)	(6.3)	(2.2)
Corporate retirement benefit plan expense	(5.3)	(5.6)	(10.5)	(11.1)
Corporate and other	(7.8)	(3.7)	(11.7)	(7.4)
Unusual items (see Note 13)	(4.6)	(0.4)	(10.6)	(0.4)

(Loss) income from continuing operations before income taxes	$(9.6)	$4.6	$(18.8)	$9.3

Note 10.	Operating Segments and Related Disclosures

The Company’s operations are organized into two operating segments based on different products and customer bases: Aerospace and Defense, and Real Estate. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies (see Note 1).

The Company evaluates its operating segments based on several factors, of which the primary financial measure is segment performance. Segment performance represents net sales from continuing operations less applicable costs, expenses and provisions for unusual items relating to the segment operations. Segment performance excludes corporate income and expenses, legacy income or expenses, provisions for unusual items not related to the segment operations, interest expense, interest income, and income taxes.

Selected financial information for each reportable segment was as follows:

	Year Ended
	2012	2011	2010
	(In millions)
Net Sales:
Aerospace and Defense	$986.1	$909.7	$850.7
Real Estate	8.8	8.4	7.2

Total	$994.9	$918.1	$857.9

Segment Performance:
Aerospace and Defense	$115.5	$108.6	$99.6
Environmental remediation provision adjustments	(11.4)	(8.9)	(0.2)
Retirement benefit plan expense	(18.9)	(21.0)	(29.3)
Unusual items (see Note 14)	(0.7)	(4.1)	(2.8)

Aerospace and Defense Total	84.5	74.6	67.3

Real Estate	3.7	5.6	5.3

Total	$88.2	$80.2	$72.6

Reconciliation of segment performance to income from continuing operations before income taxes:
Segment Performance	$88.2	$80.2	$72.6
Interest expense	(22.3)	(30.8)	(37.0)
Interest income	0.6	1.0	1.6
Stock-based compensation	(6.5)	(3.7)	(0.4)
Corporate retirement benefit plan expense	(22.1)	(25.4)	(12.6)
Corporate and other expenses	(12.7)	(10.8)	(21.5)
Corporate unusual items (see Note 14)	(12.0)	(1.5)	(0.6)

Income from continuing operations before income taxes	$13.2	$9.0	$2.1

Aerospace and Defense	$37.2	$21.1	$18.2
Real Estate	—	—	—
Corporate	—	—	4.4

Capital Expenditures, cash and non-cash	$37.2	$21.1	$22.6

Aerospace and Defense	$21.7	$24.3	$27.6
Real Estate	0.6	0.3	0.3
Corporate	—	—	—

Depreciation and Amortization	$22.3	$24.6	$27.9

	As of November 30,
	2012	2011
	(In millions)
Aerospace and Defense(1)	$637.6	$622.8
Real Estate	82.3	79.1

Identifiable assets	719.9	701.9
Corporate	199.4	237.6

Assets	$919.3	$939.5

(1)	The Aerospace and Defense operating segment had $94.9 million of goodwill as of November 30, 2012 and 2011. In addition, as of November 30, 2012 and 2011 intangible assets balances were $13.9 million and $15.4 million, respectively, for the Aerospace and Defense operating segment.

The Company’s continuing operations are located in the United States. Inter-area sales are not significant to the total sales of any geographic area. Unusual items included in segment performance pertained only to the United States.